Cover	Sep. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2026
Entity File Number	001-35384
Entity Registrant Name	DATA STORAGE CORPORATION
Entity Central Index Key	0001419951
Entity Tax Identification Number	98-0530147
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	244 5th Avenue
Entity Address, Address Line Two	Second Floor
Entity Address, Address Line Three	Suite 2821
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	564-4922
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	DTST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false